UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,013.60	$ 6.29
Hypothetical A		$ 1,000.00	$ 1,018.75	$ 6.31
Class T	1.50%
Actual		$ 1,000.00	$ 1,012.80	$ 7.55
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.57
Class B	2.00%
Actual		$ 1,000.00	$ 1,009.80	$ 10.05
Hypothetical A		$ 1,000.00	$ 1,015.00	$ 10.08
Class C	2.00%
Actual		$ 1,000.00	$ 1,009.80	$ 10.05
Hypothetical A		$ 1,000.00	$ 1,015.00	$ 10.08
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,014.30	$ 5.04
Hypothetical A		$ 1,000.00	$ 1,020.00	$ 5.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
PetSmart, Inc.	1.8	0.0
Tractor Supply Co.	1.6	1.2
Sara Lee Corp.	1.5	0.0
Dick's Sporting Goods, Inc.	1.3	0.0
Church & Dwight Co., Inc.	1.3	0.0
Roper Industries, Inc.	1.3	1.2
LKQ Corp.	1.2	0.0
Sherwin-Williams Co.	1.2	0.0
Catalyst Health Solutions, Inc.	1.2	0.0
Pioneer Natural Resources Co.	1.2	0.0
	13.6
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.9	17.5
Information Technology	17.1	22.1
Health Care	13.7	15.1
Industrials	13.5	12.6
Energy	8.8	14.1
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 98.3%		Stocks 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	8.8%	** Foreign investments	10.7%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 21.9%
Auto Components - 0.6%
WABCO Holdings, Inc. (a)	3,390	$ 175,466
Distributors - 1.2%
LKQ Corp. (a)	10,500	382,620
Hotels, Restaurants & Leisure - 2.0%
BJ's Restaurants, Inc. (a)	1,889	82,719
Buffalo Wild Wings, Inc. (a)	1,400	119,154
Domino's Pizza, Inc.	3,300	101,343
Panera Bread Co. Class A (a)	2,200	323,290
		626,506
Household Durables - 3.2%
Jarden Corp.	7,300	296,745
Newell Rubbermaid, Inc.	8,900	163,760
NVR, Inc. (a)	300	241,440
Tempur-Pedic International, Inc. (a)	800	36,968
Tupperware Brands Corp.	4,900	264,845
		1,003,758
Leisure Equipment & Products - 1.0%
Polaris Industries, Inc.	4,300	326,671
Multiline Retail - 1.0%
Dollar General Corp. (a)	3,000	146,730
Dollar Tree, Inc. (a)	1,624	167,564
		314,294
Specialty Retail - 10.4%
Abercrombie & Fitch Co. Class A	1,662	55,743
Collective Brands, Inc. (a)	9,800	208,446
Dick's Sporting Goods, Inc.	8,800	409,200
Hibbett Sports, Inc. (a)	2,600	145,678
Limited Brands, Inc.	2,435	108,017
O'Reilly Automotive, Inc. (a)	1,500	143,685
PetSmart, Inc.	8,900	573,513
Ross Stores, Inc.	3,100	196,013
Sally Beauty Holdings, Inc. (a)	11,900	314,517
Signet Jewelers Ltd.	6,500	283,790
Tractor Supply Co.	5,538	505,896
Ulta Salon, Cosmetics & Fragrance, Inc.	1,400	125,118
Urban Outfitters, Inc. (a)	2,300	64,331
Vitamin Shoppe, Inc. (a)	2,400	118,848
		3,252,795
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 2.5%
PVH Corp.	4,348	$ 352,188
Under Armour, Inc. Class A (sub. vtg.) (a)	2,624	264,316
Warnaco Group, Inc. (a)	3,700	164,687
		781,191
TOTAL CONSUMER DISCRETIONARY		6,863,301
CONSUMER STAPLES - 6.3%
Beverages - 1.7%
Beam, Inc.	3,000	181,680
Dr Pepper Snapple Group, Inc.	2,000	82,520
Monster Beverage Corp. (a)	3,634	263,828
		528,028
Food & Staples Retailing - 1.0%
United Natural Foods, Inc. (a)	3,200	162,240
Whole Foods Market, Inc.	1,821	161,359
		323,599
Food Products - 2.3%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,863	43,967
Sara Lee Corp.	23,100	482,790
The J.M. Smucker Co.	1,000	76,560
TreeHouse Foods, Inc. (a)	2,400	136,824
		740,141
Household Products - 1.3%
Church & Dwight Co., Inc.	7,500	399,300
TOTAL CONSUMER STAPLES		1,991,068
ENERGY - 8.8%
Energy Equipment & Services - 3.9%
Cameron International Corp. (a)	7,100	324,399
Dresser-Rand Group, Inc. (a)	3,000	131,640
Ensco PLC Class A	2,800	125,748
Heckmann Corp. (a)	48,328	163,349
Helmerich & Payne, Inc.	3,000	135,900
Petrofac Ltd.	6,500	156,012
Rowan Companies PLC (a)	6,300	189,000
		1,226,048
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.9%
Atlas Pipeline Partners, LP	3,500	$ 105,000
Cabot Oil & Gas Corp.	9,516	309,651
HollyFrontier Corp.	2,000	58,960
Kinder Morgan Holding Co. LLC	4,898	167,463
Kinder Morgan Holding Co. LLC warrants 2/15/17	7,488	17,073
Peabody Energy Corp.	5,900	137,824
Pioneer Natural Resources Co.	3,850	372,295
SM Energy Co.	3,200	173,088
WPX Energy, Inc.	12,300	180,441
		1,521,795
TOTAL ENERGY		2,747,843
FINANCIALS - 6.5%
Capital Markets - 1.7%
Invesco Ltd.	11,400	247,950
KKR & Co. LP	4,895	57,516
TD Ameritrade Holding Corp.	9,200	157,872
Waddell & Reed Financial, Inc. Class A	2,100	60,291
		523,629
Commercial Banks - 0.2%
CIT Group, Inc. (a)	1,700	58,123
Consumer Finance - 0.6%
Capital One Financial Corp.	2,300	118,151
SLM Corp.	6,000	83,820
		201,971
Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc.	7,700	109,802
Insurance - 0.1%
Brasil Insurance Participacoes e Administracao SA	1,500	12,718
Validus Holdings Ltd.	100	3,138
		15,856
Real Estate Investment Trusts - 3.0%
Camden Property Trust (SBI)	2,500	162,775
Digital Realty Trust, Inc.	2,400	169,848
Equity One, Inc.	5,846	116,102
Rayonier, Inc.	4,375	187,994
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	2,200	$ 165,022
Ventas, Inc.	2,467	145,109
		946,850
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	6,400	105,280
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	4,500	72,135
TOTAL FINANCIALS		2,033,646
HEALTH CARE - 13.7%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	4,049	366,718
Biogen Idec, Inc. (a)	1,400	183,050
ONYX Pharmaceuticals, Inc. (a)	3,100	141,918
Regeneron Pharmaceuticals, Inc. (a)	1,700	230,605
Seattle Genetics, Inc. (a)	7,000	136,360
		1,058,651
Health Care Equipment & Supplies - 2.5%
IDEXX Laboratories, Inc. (a)	3,600	305,424
Sirona Dental Systems, Inc. (a)	3,600	154,008
The Cooper Companies, Inc.	3,700	315,166
		774,598
Health Care Providers & Services - 6.0%
Aetna, Inc.	5,200	212,628
Catalyst Health Solutions, Inc. (a)	4,300	373,541
HMS Holdings Corp. (a)	10,400	278,616
Humana, Inc.	2,200	168,058
MEDNAX, Inc. (a)	4,000	244,040
Omnicare, Inc.	7,900	249,008
VCA Antech, Inc. (a)	7,800	168,012
Wellcare Health Plans, Inc. (a)	3,100	175,057
		1,868,960
Health Care Technology - 0.0%
Merge Healthcare, Inc. (a)	4,814	11,313
Pharmaceuticals - 1.8%
Allergan, Inc.	1,900	171,475
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	10,000	$ 139,600
Perrigo Co.	2,600	270,114
		581,189
TOTAL HEALTH CARE		4,294,711
INDUSTRIALS - 13.5%
Aerospace & Defense - 2.0%
BE Aerospace, Inc. (a)	5,700	246,924
Esterline Technologies Corp. (a)	2,900	187,311
Precision Castparts Corp.	1,100	182,831
		617,066
Building Products - 1.3%
Lennox International, Inc.	4,480	192,147
Owens Corning (a)	7,200	222,192
		414,339
Electrical Equipment - 3.8%
AMETEK, Inc.	7,300	370,183
Cooper Industries PLC Class A	3,200	225,600
Hubbell, Inc. Class B	2,500	197,300
Roper Industries, Inc.	3,900	394,758
		1,187,841
Machinery - 3.6%
Colfax Corp. (a)	4,500	127,485
Cummins, Inc.	1,800	174,510
Ingersoll-Rand PLC	8,547	353,077
Melrose PLC	20,800	136,641
SPX Corp.	2,600	186,758
Stanley Black & Decker, Inc.	2,347	155,489
		1,133,960
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	5,300	302,789
Trading Companies & Distributors - 1.9%
W.W. Grainger, Inc.	1,900	367,935
Watsco, Inc.	3,000	220,830
		588,765
TOTAL INDUSTRIALS		4,244,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.9%
Acme Packet, Inc. (a)	6,300	$ 144,144
Brocade Communications Systems, Inc. (a)	21,800	101,370
Polycom, Inc. (a)	11,977	137,017
Riverbed Technology, Inc. (a)	13,000	213,200
		595,731
Computers & Peripherals - 1.0%
NetApp, Inc. (a)	2,200	65,472
SanDisk Corp. (a)	7,400	241,980
		307,452
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	3,400	115,294
Flextronics International Ltd. (a)	31,200	200,304
Itron, Inc. (a)	2,900	103,907
Jabil Circuit, Inc.	6,400	122,432
		541,937
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	5,400	158,436
Rackspace Hosting, Inc. (a)	3,186	157,611
Velti PLC (a)(d)	11,243	82,074
VeriSign, Inc.	4,800	183,504
		581,625
IT Services - 1.5%
Amdocs Ltd. (a)	3,700	106,375
SAIC, Inc.	6,400	71,104
Sapient Corp.	8,100	89,100
The Western Union Co.	13,100	214,840
		481,419
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	25,300	153,824
Avago Technologies Ltd.	6,500	215,150
Broadcom Corp. Class A	3,300	106,755
Marvell Technology Group Ltd.	8,000	100,240
NXP Semiconductors NV (a)	4,700	99,217
ON Semiconductor Corp. (a)	21,400	144,236
Skyworks Solutions, Inc. (a)	6,500	174,590
		994,012
Software - 5.9%
ANSYS, Inc. (a)	3,179	196,701
BMC Software, Inc. (a)	5,500	232,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Check Point Software Technologies Ltd. (a)	2,700	$ 138,348
Citrix Systems, Inc. (a)	3,535	258,338
Intuit, Inc.	4,743	266,699
Mentor Graphics Corp. (a)	8,300	117,030
Nuance Communications, Inc. (a)	8,614	178,224
Parametric Technology Corp. (a)	9,600	193,920
Solera Holdings, Inc.	3,700	164,280
Synopsys, Inc. (a)	4,100	121,155
		1,867,455
TOTAL INFORMATION TECHNOLOGY		5,369,631
MATERIALS - 8.7%
Chemicals - 6.6%
Airgas, Inc.	4,100	355,921
Albemarle Corp.	4,400	267,080
FMC Corp.	4,200	214,074
PPG Industries, Inc.	2,700	279,288
Sherwin-Williams Co.	2,900	375,956
Sigma Aldrich Corp.	4,100	284,417
Valspar Corp.	1,700	81,957
W.R. Grace & Co. (a)	3,900	204,750
		2,063,443
Containers & Packaging - 1.4%
Aptargroup, Inc.	2,700	136,809
Ball Corp.	4,200	167,874
Sonoco Products Co.	4,300	132,311
		436,994
Metals & Mining - 0.7%
Carpenter Technology Corp.	2,600	117,156
Reliance Steel & Aluminum Co.	2,600	122,746
		239,902
TOTAL MATERIALS		2,740,339
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Clearwire Corp. Class A (a)	49,200	59,532
Crown Castle International Corp. (a)	2,800	152,880
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Communications, Inc. (a)	12,600	$ 80,640
SBA Communications Corp. Class A (a)	3,900	202,605
		495,657
UTILITIES - 0.2%
Electric Utilities - 0.1%
Northeast Utilities	800	28,808
Gas Utilities - 0.0%
National Fuel Gas Co.	200	8,646
Water Utilities - 0.1%
American Water Works Co., Inc.	900	30,789
TOTAL UTILITIES		68,243
TOTAL COMMON STOCKS (Cost $32,248,006)		30,849,199
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.17% (b)	661,279	661,279
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	107,507	107,507
TOTAL MONEY MARKET FUNDS (Cost $768,786)		768,786
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $33,016,792)		31,617,985
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(241,689)
NET ASSETS - 100%		$ 31,376,296
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 581
Fidelity Securities Lending Cash Central Fund	7,272
Total	$ 7,853
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,863,301	$ 6,863,301	$ -	$ -
Consumer Staples	1,991,068	1,991,068	-	-
Energy	2,747,843	2,591,831	156,012	-
Financials	2,033,646	2,033,646	-	-
Health Care	4,294,711	4,294,711	-	-
Industrials	4,244,760	4,108,119	136,641	-
Information Technology	5,369,631	5,369,631	-	-
Materials	2,740,339	2,740,339	-	-
Telecommunication Services	495,657	495,657	-	-
Utilities	68,243	68,243	-	-
Money Market Funds	768,786	768,786	-	-
Total Investments in Securities:	$ 31,617,985	$ 31,325,332	$ 292,653	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $102,367) - See accompanying schedule: Unaffiliated issuers (cost $32,248,006)	$ 30,849,199
Fidelity Central Funds (cost $768,786)	768,786
Total Investments (cost $33,016,792)		$ 31,617,985
Receivable for investments sold		41,811
Receivable for fund shares sold		9,647
Dividends receivable		22,886
Distributions receivable from Fidelity Central Funds		547
Prepaid expenses		18
Other receivables		1,085
Total assets		31,693,979

Liabilities
Payable to custodian bank	$ 49,032
Payable for investments purchased	50,541
Payable for fund shares redeemed	49,257
Accrued management fee	11,078
Distribution and service plan fees payable	13,639
Other affiliated payables	9,381
Other payables and accrued expenses	27,248
Collateral on securities loaned, at value	107,507
Total liabilities		317,683

Net Assets		$ 31,376,296
Net Assets consist of:
Paid in capital		$ 36,981,844
Accumulated net investment loss		(143,469)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,063,155)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,398,924)
Net Assets		$ 31,376,296

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,793,706 ÷ 1,205,910 shares)	$ 8.95

Maximum offering price per share (100/94.25 of $8.95)	$ 9.50
Class T: Net Asset Value and redemption price per share ($13,787,715 ÷ 1,585,609 shares)	$ 8.70

Maximum offering price per share (100/96.50 of $8.70)	$ 9.02
Class B: Net Asset Value and offering price per share ($1,809,229 ÷ 219,602 shares)A	$ 8.24

Class C: Net Asset Value and offering price per share ($4,510,670 ÷ 547,311 shares)A	$ 8.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($474,976 ÷ 51,400 shares)	$ 9.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 101,040
Income from Fidelity Central Funds (including $7,272 from security lending)		7,853
Total income		108,893

Expenses
Management fee Basic fee	$ 101,985
Performance adjustment	(33,029)
Transfer agent fees	54,848
Distribution and service plan fees	85,865
Accounting and security lending fees	6,823
Custodian fees and expenses	4,737
Independent trustees' compensation	105
Registration fees	27,279
Audit	41,600
Legal	85
Miscellaneous	166
Total expenses before reductions	290,464
Expense reductions	(38,115)	252,349
Net investment income (loss)		(143,456)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(112,030)
Foreign currency transactions	(907)
Total net realized gain (loss)		(112,937)
Change in net unrealized appreciation (depreciation) on: Investment securities	757,527
Assets and liabilities in foreign currencies	(30)
Total change in net unrealized appreciation (depreciation)		757,497
Net gain (loss)		644,560
Net increase (decrease) in net assets resulting from operations		$ 501,104

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2012 Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (143,456)	$ (344,902)
Net realized gain (loss)	(112,937)	5,074,645
Change in net unrealized appreciation (depreciation)	757,497	(4,750,834)
Net increase (decrease) in net assets resulting from operations	501,104	(21,091)
Share transactions - net increase (decrease)	(2,198,214)	(1,727,692)
Total increase (decrease) in net assets	(1,697,110)	(1,748,783)

Net Assets
Beginning of period	33,073,406	34,822,189
End of period (including accumulated net investment loss of $143,469 and accumulated net investment loss of $13, respectively)	$ 31,376,296	$ 33,073,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.83	$ 8.84	$ 7.18	$ 5.32	$ 12.05	$ 10.53
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.06)	(.04) H	(.02) I	(.10)
Net realized and unrealized gain (loss)	.15	.05	1.72	1.90	(5.44)	1.62
Total from investment operations	.12	(.01)	1.66	1.86	(5.46)	1.52
Distributions from net realized gain	-	-	-	-	(1.27)	-
Net asset value, end of period	$ 8.95	$ 8.83	$ 8.84	$ 7.18	$ 5.32	$ 12.05
Total Return B,C,D	1.36%	(.11)%	23.12%	34.96%	(50.65)%	14.43%
Ratios to Average Net Assets F,J
Expenses before reductions	1.45% A	1.45%	1.43%	1.68%	1.63%	1.53%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.30%	1.30%	1.30%	1.30%
Expenses net of all reductions	1.25% A	1.24%	1.29%	1.28%	1.28%	1.29%
Net investment income (loss)	(.60)% A	(.67)%	(.77)%	(.58)% H	(.21)% I	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,794	$ 10,792	$ 10,971	$ 9,369	$ 6,492	$ 12,665
Portfolio turnover rate G	214% A	176%	123%	301%	276%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 8.62	$ 7.02	$ 5.21	$ 11.83	$ 10.36
Income from Investment Operations
Net investment income (loss) E	(.04)	(.08)	(.08)	(.05) H	(.04) I	(.12)
Net realized and unrealized gain (loss)	.15	.05	1.68	1.86	(5.34)	1.59
Total from investment operations	.11	(.03)	1.60	1.81	(5.38)	1.47
Distributions from net realized gain	-	-	-	-	(1.24)	-
Net asset value, end of period	$ 8.70	$ 8.59	$ 8.62	$ 7.02	$ 5.21	$ 11.83
Total Return B,C,D	1.28%	(.35)%	22.79%	34.74%	(50.81)%	14.19%
Ratios to Average Net Assets F,J
Expenses before reductions	1.75% A	1.75%	1.73%	2.04%	1.94%	1.88%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.49% A	1.49%	1.54%	1.53%	1.53%	1.54%
Net investment income (loss)	(.84)% A	(.92)%	(1.02)%	(.83)% H	(.46)% I	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,788	$ 14,671	$ 14,612	$ 12,462	$ 9,388	$ 19,144
Portfolio turnover rate G	214%A	176%	123%	301%	276%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.59)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 8.23	$ 6.74	$ 5.02	$ 11.44	$ 10.06
Income from Investment Operations
Net investment income (loss) E	(.06)	(.13)	(.11)	(.08) H	(.08) I	(.17)
Net realized and unrealized gain (loss)	.14	.06	1.60	1.80	(5.17)	1.55
Total from investment operations	.08	(.07)	1.49	1.72	(5.25)	1.38
Distributions from net realized gain	-	-	-	-	(1.17)	-
Net asset value, end of period	$ 8.24	$ 8.16	$ 8.23	$ 6.74	$ 5.02	$ 11.44
Total Return B,C,D	.98%	(.85)%	22.11%	34.26%	(51.11)%	13.72%
Ratios to Average Net Assets F,J
Expenses before reductions	2.20% A	2.20%	2.18%	2.47%	2.39%	2.28%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.99% A	1.99%	2.04%	2.03%	2.04%	2.04%
Net investment income (loss)	(1.34)% A	(1.42)%	(1.52)%	(1.33)% H	(.96)% I	(1.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,809	$ 2,120	$ 3,095	$ 3,272	$ 3,203	$ 9,082
Portfolio turnover rate G	214% A	176%	123%	301%	276%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 8.23	$ 6.74	$ 5.03	$ 11.45	$ 10.08
Income from Investment Operations
Net investment income (loss) E	(.06)	(.12)	(.11)	(.08) H	(.08) I	(.18)
Net realized and unrealized gain (loss)	.14	.05	1.60	1.79	(5.15)	1.55
Total from investment operations	.08	(.07)	1.49	1.71	(5.23)	1.37
Distributions from net realized gain	-	-	-	-	(1.19)	-
Net asset value, end of period	$ 8.24	$ 8.16	$ 8.23	$ 6.74	$ 5.03	$ 11.45
Total Return B,C,D	.98%	(.85)%	22.11%	34.00%	(50.99)%	13.59%
Ratios to Average Net Assets F,J
Expenses before reductions	2.20% A	2.20%	2.18%	2.47%	2.38%	2.28%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.99% A	1.99%	2.04%	2.03%	2.04%	2.04%
Net investment income (loss)	(1.34)% A	(1.42)%	(1.52)%	(1.33)% H	(.96)% I	(1.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,511	$ 4,870	$ 5,604	$ 4,603	$ 3,703	$ 8,270
Portfolio turnover rate G	214% A	176%	123%	301%	276%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.10	$ 7.37	$ 5.44	$ 12.31	$ 10.72
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.04)	(.02) G	- H,J	(.07)
Net realized and unrealized gain (loss)	.15	.05	1.77	1.95	(5.57)	1.66
Total from investment operations	.13	.01	1.73	1.93	(5.57)	1.59
Distributions from net realized gain	-	-	-	-	(1.30)	-
Net asset value, end of period	$ 9.24	$ 9.11	$ 9.10	$ 7.37	$ 5.44	$ 12.31
Total Return B,C,	1.43%	.11%	23.47%	35.48%	(50.59)%	14.83%
Ratios to Average Net Assets E,I
Expenses before reductions	1.10% A	1.09%	1.10%	1.43%	1.33%	1.20%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.00% A	.99%	1.04%	1.03%	1.03%	1.04%
Net investment income (loss)	(.35)% A	(.42)%	(.53)%	(.33)% G	.04% H	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 475	$ 621	$ 542	$ 362	$ 338	$ 959
Portfolio turnover rate F	214% A	176%	123%	301%	276%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.09)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Growth Strategies Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on June 29, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,248,383
Gross unrealized depreciation	(2,658,421)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,140,038)

Tax cost	$ 33,028,023

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (3,410,913)
2017	(250,405)
Total capital loss carryforward	$ (3,661,318)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,038,568 and $37,155,389, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 14,082	$ 278
Class T	.25%	.25%	36,862	145
Class B	.75%	.25%	10,391	7,845
Class C	.75%	.25%	24,530	1,904
			$ 85,865	$ 10,172

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,877
Class T	6,193
Class B*	1,192
Class C*	353
$ 11,615

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17,447.31
Class T	26,057.35
Class B	3,202.31
Class C	7,580.31
Institutional Class	562.20
	$ 54,848

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $883 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $371 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period.

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 11,135
Class T	1.50%	18,284
Class B	2.00%	2,126
Class C	2.00%	4,926
Institutional Class	1.00%	284
		$ 36,755

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,360 for the period.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	123,273	348,616	$ 1,154,165	$ 3,339,944
Shares redeemed	(139,153)	(367,362)	(1,290,775)	(3,463,746)
Net increase (decrease)	(15,880)	(18,746)	$ (136,610)	$ (123,802)
Class T
Shares sold	116,721	284,211	$ 1,054,379	$ 2,574,964
Shares redeemed	(238,628)	(271,058)	(2,184,988)	(2,505,414)
Net increase (decrease)	(121,907)	13,153	$ (1,130,609)	$ 69,550
Class B
Shares sold	2,957	12,134	$ 25,839	$ 107,027
Shares redeemed	(43,178)	(128,257)	(375,180)	(1,130,647)
Net increase (decrease)	(40,221)	(116,123)	$ (349,341)	$ (1,023,620)
Class C
Shares sold	27,304	115,363	$ 233,422	$ 1,024,037
Shares redeemed	(76,479)	(199,330)	(649,968)	(1,750,739)
Net increase (decrease)	(49,175)	(83,967)	$ (416,546)	$ (726,702)
Institutional Class
Shares sold	7,319	26,322	$ 72,048	$ 252,318
Shares redeemed	(24,061)	(17,715)	(237,156)	(175,436)
Net increase (decrease)	(16,742)	8,607	$ (165,108)	$ 76,882

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Proposed Reorganization.

The Board of Trustees of the Fund has approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor Stock Selector Mid Cap Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Fidelity Advisor Stock Selector Mid Cap Fund having the same aggregate net asset value as the outstanding shares of the corresponding classes of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the fourth quarter of 2012. If approved by shareholders, the reorganization is expected to become effective on or about December 14, 2012. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AAGI-USAN-0712
1.786774.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,013.60	$ 6.29
Hypothetical A		$ 1,000.00	$ 1,018.75	$ 6.31
Class T	1.50%
Actual		$ 1,000.00	$ 1,012.80	$ 7.55
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.57
Class B	2.00%
Actual		$ 1,000.00	$ 1,009.80	$ 10.05
Hypothetical A		$ 1,000.00	$ 1,015.00	$ 10.08
Class C	2.00%
Actual		$ 1,000.00	$ 1,009.80	$ 10.05
Hypothetical A		$ 1,000.00	$ 1,015.00	$ 10.08
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,014.30	$ 5.04
Hypothetical A		$ 1,000.00	$ 1,020.00	$ 5.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
PetSmart, Inc.	1.8	0.0
Tractor Supply Co.	1.6	1.2
Sara Lee Corp.	1.5	0.0
Dick's Sporting Goods, Inc.	1.3	0.0
Church & Dwight Co., Inc.	1.3	0.0
Roper Industries, Inc.	1.3	1.2
LKQ Corp.	1.2	0.0
Sherwin-Williams Co.	1.2	0.0
Catalyst Health Solutions, Inc.	1.2	0.0
Pioneer Natural Resources Co.	1.2	0.0
	13.6
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.9	17.5
Information Technology	17.1	22.1
Health Care	13.7	15.1
Industrials	13.5	12.6
Energy	8.8	14.1
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 98.3%		Stocks 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	8.8%	** Foreign investments	10.7%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 21.9%
Auto Components - 0.6%
WABCO Holdings, Inc. (a)	3,390	$ 175,466
Distributors - 1.2%
LKQ Corp. (a)	10,500	382,620
Hotels, Restaurants & Leisure - 2.0%
BJ's Restaurants, Inc. (a)	1,889	82,719
Buffalo Wild Wings, Inc. (a)	1,400	119,154
Domino's Pizza, Inc.	3,300	101,343
Panera Bread Co. Class A (a)	2,200	323,290
		626,506
Household Durables - 3.2%
Jarden Corp.	7,300	296,745
Newell Rubbermaid, Inc.	8,900	163,760
NVR, Inc. (a)	300	241,440
Tempur-Pedic International, Inc. (a)	800	36,968
Tupperware Brands Corp.	4,900	264,845
		1,003,758
Leisure Equipment & Products - 1.0%
Polaris Industries, Inc.	4,300	326,671
Multiline Retail - 1.0%
Dollar General Corp. (a)	3,000	146,730
Dollar Tree, Inc. (a)	1,624	167,564
		314,294
Specialty Retail - 10.4%
Abercrombie & Fitch Co. Class A	1,662	55,743
Collective Brands, Inc. (a)	9,800	208,446
Dick's Sporting Goods, Inc.	8,800	409,200
Hibbett Sports, Inc. (a)	2,600	145,678
Limited Brands, Inc.	2,435	108,017
O'Reilly Automotive, Inc. (a)	1,500	143,685
PetSmart, Inc.	8,900	573,513
Ross Stores, Inc.	3,100	196,013
Sally Beauty Holdings, Inc. (a)	11,900	314,517
Signet Jewelers Ltd.	6,500	283,790
Tractor Supply Co.	5,538	505,896
Ulta Salon, Cosmetics & Fragrance, Inc.	1,400	125,118
Urban Outfitters, Inc. (a)	2,300	64,331
Vitamin Shoppe, Inc. (a)	2,400	118,848
		3,252,795
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 2.5%
PVH Corp.	4,348	$ 352,188
Under Armour, Inc. Class A (sub. vtg.) (a)	2,624	264,316
Warnaco Group, Inc. (a)	3,700	164,687
		781,191
TOTAL CONSUMER DISCRETIONARY		6,863,301
CONSUMER STAPLES - 6.3%
Beverages - 1.7%
Beam, Inc.	3,000	181,680
Dr Pepper Snapple Group, Inc.	2,000	82,520
Monster Beverage Corp. (a)	3,634	263,828
		528,028
Food & Staples Retailing - 1.0%
United Natural Foods, Inc. (a)	3,200	162,240
Whole Foods Market, Inc.	1,821	161,359
		323,599
Food Products - 2.3%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,863	43,967
Sara Lee Corp.	23,100	482,790
The J.M. Smucker Co.	1,000	76,560
TreeHouse Foods, Inc. (a)	2,400	136,824
		740,141
Household Products - 1.3%
Church & Dwight Co., Inc.	7,500	399,300
TOTAL CONSUMER STAPLES		1,991,068
ENERGY - 8.8%
Energy Equipment & Services - 3.9%
Cameron International Corp. (a)	7,100	324,399
Dresser-Rand Group, Inc. (a)	3,000	131,640
Ensco PLC Class A	2,800	125,748
Heckmann Corp. (a)	48,328	163,349
Helmerich & Payne, Inc.	3,000	135,900
Petrofac Ltd.	6,500	156,012
Rowan Companies PLC (a)	6,300	189,000
		1,226,048
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.9%
Atlas Pipeline Partners, LP	3,500	$ 105,000
Cabot Oil & Gas Corp.	9,516	309,651
HollyFrontier Corp.	2,000	58,960
Kinder Morgan Holding Co. LLC	4,898	167,463
Kinder Morgan Holding Co. LLC warrants 2/15/17	7,488	17,073
Peabody Energy Corp.	5,900	137,824
Pioneer Natural Resources Co.	3,850	372,295
SM Energy Co.	3,200	173,088
WPX Energy, Inc.	12,300	180,441
		1,521,795
TOTAL ENERGY		2,747,843
FINANCIALS - 6.5%
Capital Markets - 1.7%
Invesco Ltd.	11,400	247,950
KKR & Co. LP	4,895	57,516
TD Ameritrade Holding Corp.	9,200	157,872
Waddell & Reed Financial, Inc. Class A	2,100	60,291
		523,629
Commercial Banks - 0.2%
CIT Group, Inc. (a)	1,700	58,123
Consumer Finance - 0.6%
Capital One Financial Corp.	2,300	118,151
SLM Corp.	6,000	83,820
		201,971
Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc.	7,700	109,802
Insurance - 0.1%
Brasil Insurance Participacoes e Administracao SA	1,500	12,718
Validus Holdings Ltd.	100	3,138
		15,856
Real Estate Investment Trusts - 3.0%
Camden Property Trust (SBI)	2,500	162,775
Digital Realty Trust, Inc.	2,400	169,848
Equity One, Inc.	5,846	116,102
Rayonier, Inc.	4,375	187,994
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	2,200	$ 165,022
Ventas, Inc.	2,467	145,109
		946,850
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	6,400	105,280
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	4,500	72,135
TOTAL FINANCIALS		2,033,646
HEALTH CARE - 13.7%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	4,049	366,718
Biogen Idec, Inc. (a)	1,400	183,050
ONYX Pharmaceuticals, Inc. (a)	3,100	141,918
Regeneron Pharmaceuticals, Inc. (a)	1,700	230,605
Seattle Genetics, Inc. (a)	7,000	136,360
		1,058,651
Health Care Equipment & Supplies - 2.5%
IDEXX Laboratories, Inc. (a)	3,600	305,424
Sirona Dental Systems, Inc. (a)	3,600	154,008
The Cooper Companies, Inc.	3,700	315,166
		774,598
Health Care Providers & Services - 6.0%
Aetna, Inc.	5,200	212,628
Catalyst Health Solutions, Inc. (a)	4,300	373,541
HMS Holdings Corp. (a)	10,400	278,616
Humana, Inc.	2,200	168,058
MEDNAX, Inc. (a)	4,000	244,040
Omnicare, Inc.	7,900	249,008
VCA Antech, Inc. (a)	7,800	168,012
Wellcare Health Plans, Inc. (a)	3,100	175,057
		1,868,960
Health Care Technology - 0.0%
Merge Healthcare, Inc. (a)	4,814	11,313
Pharmaceuticals - 1.8%
Allergan, Inc.	1,900	171,475
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	10,000	$ 139,600
Perrigo Co.	2,600	270,114
		581,189
TOTAL HEALTH CARE		4,294,711
INDUSTRIALS - 13.5%
Aerospace & Defense - 2.0%
BE Aerospace, Inc. (a)	5,700	246,924
Esterline Technologies Corp. (a)	2,900	187,311
Precision Castparts Corp.	1,100	182,831
		617,066
Building Products - 1.3%
Lennox International, Inc.	4,480	192,147
Owens Corning (a)	7,200	222,192
		414,339
Electrical Equipment - 3.8%
AMETEK, Inc.	7,300	370,183
Cooper Industries PLC Class A	3,200	225,600
Hubbell, Inc. Class B	2,500	197,300
Roper Industries, Inc.	3,900	394,758
		1,187,841
Machinery - 3.6%
Colfax Corp. (a)	4,500	127,485
Cummins, Inc.	1,800	174,510
Ingersoll-Rand PLC	8,547	353,077
Melrose PLC	20,800	136,641
SPX Corp.	2,600	186,758
Stanley Black & Decker, Inc.	2,347	155,489
		1,133,960
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	5,300	302,789
Trading Companies & Distributors - 1.9%
W.W. Grainger, Inc.	1,900	367,935
Watsco, Inc.	3,000	220,830
		588,765
TOTAL INDUSTRIALS		4,244,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.9%
Acme Packet, Inc. (a)	6,300	$ 144,144
Brocade Communications Systems, Inc. (a)	21,800	101,370
Polycom, Inc. (a)	11,977	137,017
Riverbed Technology, Inc. (a)	13,000	213,200
		595,731
Computers & Peripherals - 1.0%
NetApp, Inc. (a)	2,200	65,472
SanDisk Corp. (a)	7,400	241,980
		307,452
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	3,400	115,294
Flextronics International Ltd. (a)	31,200	200,304
Itron, Inc. (a)	2,900	103,907
Jabil Circuit, Inc.	6,400	122,432
		541,937
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	5,400	158,436
Rackspace Hosting, Inc. (a)	3,186	157,611
Velti PLC (a)(d)	11,243	82,074
VeriSign, Inc.	4,800	183,504
		581,625
IT Services - 1.5%
Amdocs Ltd. (a)	3,700	106,375
SAIC, Inc.	6,400	71,104
Sapient Corp.	8,100	89,100
The Western Union Co.	13,100	214,840
		481,419
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	25,300	153,824
Avago Technologies Ltd.	6,500	215,150
Broadcom Corp. Class A	3,300	106,755
Marvell Technology Group Ltd.	8,000	100,240
NXP Semiconductors NV (a)	4,700	99,217
ON Semiconductor Corp. (a)	21,400	144,236
Skyworks Solutions, Inc. (a)	6,500	174,590
		994,012
Software - 5.9%
ANSYS, Inc. (a)	3,179	196,701
BMC Software, Inc. (a)	5,500	232,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Check Point Software Technologies Ltd. (a)	2,700	$ 138,348
Citrix Systems, Inc. (a)	3,535	258,338
Intuit, Inc.	4,743	266,699
Mentor Graphics Corp. (a)	8,300	117,030
Nuance Communications, Inc. (a)	8,614	178,224
Parametric Technology Corp. (a)	9,600	193,920
Solera Holdings, Inc.	3,700	164,280
Synopsys, Inc. (a)	4,100	121,155
		1,867,455
TOTAL INFORMATION TECHNOLOGY		5,369,631
MATERIALS - 8.7%
Chemicals - 6.6%
Airgas, Inc.	4,100	355,921
Albemarle Corp.	4,400	267,080
FMC Corp.	4,200	214,074
PPG Industries, Inc.	2,700	279,288
Sherwin-Williams Co.	2,900	375,956
Sigma Aldrich Corp.	4,100	284,417
Valspar Corp.	1,700	81,957
W.R. Grace & Co. (a)	3,900	204,750
		2,063,443
Containers & Packaging - 1.4%
Aptargroup, Inc.	2,700	136,809
Ball Corp.	4,200	167,874
Sonoco Products Co.	4,300	132,311
		436,994
Metals & Mining - 0.7%
Carpenter Technology Corp.	2,600	117,156
Reliance Steel & Aluminum Co.	2,600	122,746
		239,902
TOTAL MATERIALS		2,740,339
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Clearwire Corp. Class A (a)	49,200	59,532
Crown Castle International Corp. (a)	2,800	152,880
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Communications, Inc. (a)	12,600	$ 80,640
SBA Communications Corp. Class A (a)	3,900	202,605
		495,657
UTILITIES - 0.2%
Electric Utilities - 0.1%
Northeast Utilities	800	28,808
Gas Utilities - 0.0%
National Fuel Gas Co.	200	8,646
Water Utilities - 0.1%
American Water Works Co., Inc.	900	30,789
TOTAL UTILITIES		68,243
TOTAL COMMON STOCKS (Cost $32,248,006)		30,849,199
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.17% (b)	661,279	661,279
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	107,507	107,507
TOTAL MONEY MARKET FUNDS (Cost $768,786)		768,786
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $33,016,792)		31,617,985
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(241,689)
NET ASSETS - 100%		$ 31,376,296
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 581
Fidelity Securities Lending Cash Central Fund	7,272
Total	$ 7,853
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,863,301	$ 6,863,301	$ -	$ -
Consumer Staples	1,991,068	1,991,068	-	-
Energy	2,747,843	2,591,831	156,012	-
Financials	2,033,646	2,033,646	-	-
Health Care	4,294,711	4,294,711	-	-
Industrials	4,244,760	4,108,119	136,641	-
Information Technology	5,369,631	5,369,631	-	-
Materials	2,740,339	2,740,339	-	-
Telecommunication Services	495,657	495,657	-	-
Utilities	68,243	68,243	-	-
Money Market Funds	768,786	768,786	-	-
Total Investments in Securities:	$ 31,617,985	$ 31,325,332	$ 292,653	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $102,367) - See accompanying schedule: Unaffiliated issuers (cost $32,248,006)	$ 30,849,199
Fidelity Central Funds (cost $768,786)	768,786
Total Investments (cost $33,016,792)		$ 31,617,985
Receivable for investments sold		41,811
Receivable for fund shares sold		9,647
Dividends receivable		22,886
Distributions receivable from Fidelity Central Funds		547
Prepaid expenses		18
Other receivables		1,085
Total assets		31,693,979

Liabilities
Payable to custodian bank	$ 49,032
Payable for investments purchased	50,541
Payable for fund shares redeemed	49,257
Accrued management fee	11,078
Distribution and service plan fees payable	13,639
Other affiliated payables	9,381
Other payables and accrued expenses	27,248
Collateral on securities loaned, at value	107,507
Total liabilities		317,683

Net Assets		$ 31,376,296
Net Assets consist of:
Paid in capital		$ 36,981,844
Accumulated net investment loss		(143,469)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,063,155)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,398,924)
Net Assets		$ 31,376,296

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,793,706 ÷ 1,205,910 shares)	$ 8.95

Maximum offering price per share (100/94.25 of $8.95)	$ 9.50
Class T: Net Asset Value and redemption price per share ($13,787,715 ÷ 1,585,609 shares)	$ 8.70

Maximum offering price per share (100/96.50 of $8.70)	$ 9.02
Class B: Net Asset Value and offering price per share ($1,809,229 ÷ 219,602 shares)A	$ 8.24

Class C: Net Asset Value and offering price per share ($4,510,670 ÷ 547,311 shares)A	$ 8.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($474,976 ÷ 51,400 shares)	$ 9.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 101,040
Income from Fidelity Central Funds (including $7,272 from security lending)		7,853
Total income		108,893

Expenses
Management fee Basic fee	$ 101,985
Performance adjustment	(33,029)
Transfer agent fees	54,848
Distribution and service plan fees	85,865
Accounting and security lending fees	6,823
Custodian fees and expenses	4,737
Independent trustees' compensation	105
Registration fees	27,279
Audit	41,600
Legal	85
Miscellaneous	166
Total expenses before reductions	290,464
Expense reductions	(38,115)	252,349
Net investment income (loss)		(143,456)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(112,030)
Foreign currency transactions	(907)
Total net realized gain (loss)		(112,937)
Change in net unrealized appreciation (depreciation) on: Investment securities	757,527
Assets and liabilities in foreign currencies	(30)
Total change in net unrealized appreciation (depreciation)		757,497
Net gain (loss)		644,560
Net increase (decrease) in net assets resulting from operations		$ 501,104

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2012 Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (143,456)	$ (344,902)
Net realized gain (loss)	(112,937)	5,074,645
Change in net unrealized appreciation (depreciation)	757,497	(4,750,834)
Net increase (decrease) in net assets resulting from operations	501,104	(21,091)
Share transactions - net increase (decrease)	(2,198,214)	(1,727,692)
Total increase (decrease) in net assets	(1,697,110)	(1,748,783)

Net Assets
Beginning of period	33,073,406	34,822,189
End of period (including accumulated net investment loss of $143,469 and accumulated net investment loss of $13, respectively)	$ 31,376,296	$ 33,073,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.83	$ 8.84	$ 7.18	$ 5.32	$ 12.05	$ 10.53
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.06)	(.04) H	(.02) I	(.10)
Net realized and unrealized gain (loss)	.15	.05	1.72	1.90	(5.44)	1.62
Total from investment operations	.12	(.01)	1.66	1.86	(5.46)	1.52
Distributions from net realized gain	-	-	-	-	(1.27)	-
Net asset value, end of period	$ 8.95	$ 8.83	$ 8.84	$ 7.18	$ 5.32	$ 12.05
Total Return B,C,D	1.36%	(.11)%	23.12%	34.96%	(50.65)%	14.43%
Ratios to Average Net Assets F,J
Expenses before reductions	1.45% A	1.45%	1.43%	1.68%	1.63%	1.53%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.30%	1.30%	1.30%	1.30%
Expenses net of all reductions	1.25% A	1.24%	1.29%	1.28%	1.28%	1.29%
Net investment income (loss)	(.60)% A	(.67)%	(.77)%	(.58)% H	(.21)% I	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,794	$ 10,792	$ 10,971	$ 9,369	$ 6,492	$ 12,665
Portfolio turnover rate G	214% A	176%	123%	301%	276%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 8.62	$ 7.02	$ 5.21	$ 11.83	$ 10.36
Income from Investment Operations
Net investment income (loss) E	(.04)	(.08)	(.08)	(.05) H	(.04) I	(.12)
Net realized and unrealized gain (loss)	.15	.05	1.68	1.86	(5.34)	1.59
Total from investment operations	.11	(.03)	1.60	1.81	(5.38)	1.47
Distributions from net realized gain	-	-	-	-	(1.24)	-
Net asset value, end of period	$ 8.70	$ 8.59	$ 8.62	$ 7.02	$ 5.21	$ 11.83
Total Return B,C,D	1.28%	(.35)%	22.79%	34.74%	(50.81)%	14.19%
Ratios to Average Net Assets F,J
Expenses before reductions	1.75% A	1.75%	1.73%	2.04%	1.94%	1.88%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.49% A	1.49%	1.54%	1.53%	1.53%	1.54%
Net investment income (loss)	(.84)% A	(.92)%	(1.02)%	(.83)% H	(.46)% I	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,788	$ 14,671	$ 14,612	$ 12,462	$ 9,388	$ 19,144
Portfolio turnover rate G	214%A	176%	123%	301%	276%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.59)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 8.23	$ 6.74	$ 5.02	$ 11.44	$ 10.06
Income from Investment Operations
Net investment income (loss) E	(.06)	(.13)	(.11)	(.08) H	(.08) I	(.17)
Net realized and unrealized gain (loss)	.14	.06	1.60	1.80	(5.17)	1.55
Total from investment operations	.08	(.07)	1.49	1.72	(5.25)	1.38
Distributions from net realized gain	-	-	-	-	(1.17)	-
Net asset value, end of period	$ 8.24	$ 8.16	$ 8.23	$ 6.74	$ 5.02	$ 11.44
Total Return B,C,D	.98%	(.85)%	22.11%	34.26%	(51.11)%	13.72%
Ratios to Average Net Assets F,J
Expenses before reductions	2.20% A	2.20%	2.18%	2.47%	2.39%	2.28%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.99% A	1.99%	2.04%	2.03%	2.04%	2.04%
Net investment income (loss)	(1.34)% A	(1.42)%	(1.52)%	(1.33)% H	(.96)% I	(1.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,809	$ 2,120	$ 3,095	$ 3,272	$ 3,203	$ 9,082
Portfolio turnover rate G	214% A	176%	123%	301%	276%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 8.23	$ 6.74	$ 5.03	$ 11.45	$ 10.08
Income from Investment Operations
Net investment income (loss) E	(.06)	(.12)	(.11)	(.08) H	(.08) I	(.18)
Net realized and unrealized gain (loss)	.14	.05	1.60	1.79	(5.15)	1.55
Total from investment operations	.08	(.07)	1.49	1.71	(5.23)	1.37
Distributions from net realized gain	-	-	-	-	(1.19)	-
Net asset value, end of period	$ 8.24	$ 8.16	$ 8.23	$ 6.74	$ 5.03	$ 11.45
Total Return B,C,D	.98%	(.85)%	22.11%	34.00%	(50.99)%	13.59%
Ratios to Average Net Assets F,J
Expenses before reductions	2.20% A	2.20%	2.18%	2.47%	2.38%	2.28%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.99% A	1.99%	2.04%	2.03%	2.04%	2.04%
Net investment income (loss)	(1.34)% A	(1.42)%	(1.52)%	(1.33)% H	(.96)% I	(1.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,511	$ 4,870	$ 5,604	$ 4,603	$ 3,703	$ 8,270
Portfolio turnover rate G	214% A	176%	123%	301%	276%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.10	$ 7.37	$ 5.44	$ 12.31	$ 10.72
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.04)	(.02) G	- H,J	(.07)
Net realized and unrealized gain (loss)	.15	.05	1.77	1.95	(5.57)	1.66
Total from investment operations	.13	.01	1.73	1.93	(5.57)	1.59
Distributions from net realized gain	-	-	-	-	(1.30)	-
Net asset value, end of period	$ 9.24	$ 9.11	$ 9.10	$ 7.37	$ 5.44	$ 12.31
Total Return B,C,	1.43%	.11%	23.47%	35.48%	(50.59)%	14.83%
Ratios to Average Net Assets E,I
Expenses before reductions	1.10% A	1.09%	1.10%	1.43%	1.33%	1.20%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.00% A	.99%	1.04%	1.03%	1.03%	1.04%
Net investment income (loss)	(.35)% A	(.42)%	(.53)%	(.33)% G	.04% H	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 475	$ 621	$ 542	$ 362	$ 338	$ 959
Portfolio turnover rate F	214% A	176%	123%	301%	276%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.09)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Growth Strategies Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on June 29, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,248,383
Gross unrealized depreciation	(2,658,421)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,140,038)

Tax cost	$ 33,028,023

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (3,410,913)
2017	(250,405)
Total capital loss carryforward	$ (3,661,318)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,038,568 and $37,155,389, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 14,082	$ 278
Class T	.25%	.25%	36,862	145
Class B	.75%	.25%	10,391	7,845
Class C	.75%	.25%	24,530	1,904
			$ 85,865	$ 10,172

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,877
Class T	6,193
Class B*	1,192
Class C*	353
$ 11,615

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17,447.31
Class T	26,057.35
Class B	3,202.31
Class C	7,580.31
Institutional Class	562.20
	$ 54,848

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $883 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $371 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period.

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 11,135
Class T	1.50%	18,284
Class B	2.00%	2,126
Class C	2.00%	4,926
Institutional Class	1.00%	284
		$ 36,755

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,360 for the period.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	123,273	348,616	$ 1,154,165	$ 3,339,944
Shares redeemed	(139,153)	(367,362)	(1,290,775)	(3,463,746)
Net increase (decrease)	(15,880)	(18,746)	$ (136,610)	$ (123,802)
Class T
Shares sold	116,721	284,211	$ 1,054,379	$ 2,574,964
Shares redeemed	(238,628)	(271,058)	(2,184,988)	(2,505,414)
Net increase (decrease)	(121,907)	13,153	$ (1,130,609)	$ 69,550
Class B
Shares sold	2,957	12,134	$ 25,839	$ 107,027
Shares redeemed	(43,178)	(128,257)	(375,180)	(1,130,647)
Net increase (decrease)	(40,221)	(116,123)	$ (349,341)	$ (1,023,620)
Class C
Shares sold	27,304	115,363	$ 233,422	$ 1,024,037
Shares redeemed	(76,479)	(199,330)	(649,968)	(1,750,739)
Net increase (decrease)	(49,175)	(83,967)	$ (416,546)	$ (726,702)
Institutional Class
Shares sold	7,319	26,322	$ 72,048	$ 252,318
Shares redeemed	(24,061)	(17,715)	(237,156)	(175,436)
Net increase (decrease)	(16,742)	8,607	$ (165,108)	$ 76,882

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Proposed Reorganization.

The Board of Trustees of the Fund has approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor Stock Selector Mid Cap Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Fidelity Advisor Stock Selector Mid Cap Fund having the same aggregate net asset value as the outstanding shares of the corresponding classes of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the fourth quarter of 2012. If approved by shareholders, the reorganization is expected to become effective on or about December 14, 2012. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AAG-USAN-0712
1.786773.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 20, 2012